CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income (loss)	¥ (1,392,930)	$ (213,474)	¥ 226,630	¥ 19,650
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	(74,562)	(11,427)	9,219	10
Unrealized gains on available-for-sale investments (net of tax effect of nil, nil and 9,867 for the years ended December 31, 2018, 2019 and 2020, respectively)	67,231	10,304	18,839	231
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of nil, nil and 9,654 for the years ended December 31, 2018, 2019 and 2020, respectively)	(70,403)	(10,790)	(11,395)	0
Total comprehensive income (loss) attributable to GSX Techedu Inc.	¥ (1,470,664)	$ (225,387)	¥ 243,293	¥ 19,891